Share premium account (Tables)	12 Months Ended
Oct. 31, 2021
Share premium account [Abstract]
Share Premium Account
		October 31, 2021	October 31, 2020	October 31, 2019
	Note	$m	$m	$m
At November 1		46.5	44.0	41.0
Movement in relation to share options exercised	28	0.3	2.5	3.0
At October 31		46.8	46.5	44.0